Capital Disclosures (Details) - CAD ($)	Dec. 31, 2020	Jun. 12, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Cash and cash equivalents	$ 31,219,574		$ 14,148,021	$ 13,699,881	$ 11,836,119
Shareholders’ equity (deficit)	$ 24,752,993		$ (107,894)	$ 6,195,363	$ 8,283,846
Base Shelf securities authorized		$ 150,000,000